General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Salaries and benefits
Salaries and benefits, excluding PSUs		$ 13,840	$ 14,397
PSUs	[1]	17,174	9,517
Total salaries and benefits		31,014	23,914
Depreciation		1,903	1,057
Donations		2,946	2,610
Professional fees		2,496	8,559
Other		10,457	10,078
General and administrative before equity settled stock based compensation		48,816	46,218
Total equity settled stock based compensation	[2]	5,691	5,432
Total general and administrative		54,507	51,650
Employee stock options [member]
Salaries and benefits
Total equity settled stock based compensation		2,474	2,401
Restricted stock units [member]
Salaries and benefits
Total equity settled stock based compensation		$ 3,217	$ 3,031

[1]	The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 184% during the year ended December 31, 2019 as compared to 141% during the comparable period of 2018.
[2]	Equity settled stock based compensation is a non-cash expense.